Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111



March 5, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company
             File Nos. 333-52956 and 811-07549
             Submission Pursuant to Rule 497(j) under the Securities Act of 1933

Ladies and Gentlemen:

In lieu of filing the form of the Statement of Additional Information for Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company (the Registrant) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies that:

        (1) the form of the Statement of Additional Information that would have been filed under paragraph (c ) of rule 497 does not differ from that contained in Post-Effective Amendment No. 6 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement; and

        (2) the text of Post-Effective Amendment No. 6 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on February 28, 2003.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3838.

Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company (Registrant)

By:     /s/  Gregg H. Lehman
        Gregg H. Lehman
        Senior Associate Counsel
        Great-West Life & Annuity Insurance Company